Earnings Per Share (Table)	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings per share table
Basic and diluted earnings per share for the fiscal years ended September 30 are calculated as follows:

	2016	2015	2014
	(In thousands, except per share data)
Basic Earnings Per Share from continuing operations
Income from continuing operations	$345,542	$305,623	$270,331
Less: Income from continuing operations allocated to participating securities	538	607	663
Income from continuing operations available to common shareholders	$345,004	$305,016	$269,668
Basic weighted average shares outstanding	103,524	101,892	97,606
Income from continuing operations per share — Basic	$3.33	$3.00	$2.76

Basic Earnings Per Share from discontinued operations
Income from discontinued operations	$4,562	$9,452	$19,486
Less: Income from discontinued operations allocated to participating securities	8	19	48
Income from discontinued operations available to common shareholders	$4,554	$9,433	$19,438
Basic weighted average shares outstanding	103,524	101,892	97,606
Income from discontinued operations per share - Basic	$0.05	$0.09	$0.20
Net income per share - Basic	$3.38	$3.09	$2.96

Diluted Earnings Per Share from continuing operations
Income from continuing operations available to common shareholders	$345,004	$305,016	$269,668
Effect of dilutive stock options and other shares	—	—	—
Income from continuing operations available to common shareholders	$345,004	$305,016	$269,668
Basic weighted average shares outstanding	103,524	101,892	97,606
Additional dilutive stock options and other shares	—	—	2
Diluted weighted average shares outstanding	103,524	101,892	97,608
Income from continuing operations per share — Diluted	$3.33	$3.00	$2.76

Diluted Earnings Per Share from discontinued operations
Income from discontinued operations available to common shareholders	$4,554	$9,433	$19,438
Effect of dilutive stock options and other shares	—	—	—
Income from discontinued operations available to common shareholders	$4,554	$9,433	$19,438
Basic weighted average shares outstanding	103,524	101,892	97,606
Additional dilutive stock options and other shares	—	—	2
Diluted weighted average shares outstanding	103,524	101,892	97,608
Income from discontinued operations per share — Diluted	$0.05	$0.09	$0.20
Net income per share - Diluted	$3.38	$3.09	$2.96